UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3174

Touchstone Tax-Free Trust

(Exact name of registrant as specified in charter)

303 Broadway, Cincinnati, Ohio  45202

(Address of principal executive offices)   (Zip code)

Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 878-4066

Date of fiscal year end:	6/30/10

Date of reporting period:	6/30/10

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

June 30, 2010

Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Letter from the President	3
Management’s Discussion of Fund Performance (Unaudited)	4-5
Tabular Presentation of Portfolios of Investments (Unaudited)	6
Statements of Assets and Liabilities	7-8
Statements of Operations	9
Statements of Changes in Net Assets	10-11
Financial Highlights	12-14
Notes to Financial Statements	15-23
Portfolios of Investments:
Ohio Tax-Free Bond Fund	24-25
Ohio Tax-Free Money Market Fund	26-29
Tax-Free Money Market Fund	30-32
Notes to Portfolios of Investments	33
Portfolio Composition (Unaudited)	34
Report of Independent Registered Public Accounting Firm	35
Other Items (Unaudited)	36-37
Management of the Trust (Unaudited)	38-40

Letter from the President

Dear Shareholder:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2010.

During the first half of the fiscal year, the municipal market benefited from very positive technical conditions. Investor demand was strong as extremely low money market yields induced investors to put money to work further out the yield curve. Activity in the municipal market was brisk and 2009 saw new issue volume as the second highest ever. The municipal market continued to perform well for the first two months of 2010 before hitting a speed bump in March with the sector experiencing its first negative monthly total return in nearly a year and a half. During the second half of the fiscal year, Treasuries outperformed municipals given the flight to quality that took place during the second quarter of 2010. In total, for the year ending June 30, 2010, municipals outperformed Treasuries.

The Touchstone Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal and Ohio personal income taxes consistent with the protection of capital. It invests primarily in high-quality long-term municipal bonds and is managed seeking the appropriate alignment of risk and return in an attempt to provide the most favorable opportunity to maximize risk-adjusted performance. The Fund was named a winner of the Lipper Fund Awards 2010 for the Fund’s 10-year performance. It was ranked the best of 28 funds in the Ohio Municipal Debt Funds category for the 10-year period ending December 31, 2009.

Touchstone’s tax-free money market funds seek current tax-free income combined with liquidity and stability. The Funds seek the highest level of interest income exempt from Federal (and in some cases state) income tax, consistent with protection of capital by primarily investing in high-quality, short-term municipal obligations.

We continue to believe that diversification is the key to balancing risk and return. As always, we recommend that you work with your financial professional to utilize a sound asset allocation strategy that invests in a combination of stock, bond, and money market mutual funds to help keep your financial strategy on course. We also suggest maintaining a long-term approach to gain the full potential benefits of investing.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

Jill T. McGruder
President
Touchstone Tax-Free Trust

Management’s Discussion of Fund Performance (Unaudited)
As of June 30, 2010

Market Review

The economy continued to show modest improvement during the fiscal year period that ended June 30, 2010, recovering from the extremely difficult conditions that marred much of the prior 12-month period. While the economic recovery has been uneven at best, the economy began to show signs of improvement in the summer of 2009 with GDP growth turning positive, corporate profits improving and the negative trend in job growth leveling off. The job picture however, remains clouded as employers that aggressively shed workers during the recession remain loathe to rehire workers without a clear sign that economic conditions will continue to improve. Other factors, including the uncertain tax and regulatory environment, are conspiring to inhibit job growth as well. Against this backdrop, interest rates declined during the fiscal year as economic conditions and subdued inflationary pressures kept the Federal Reserve on hold. The Fed funds rate closed the fiscal year where it began, at a historic low of 0.25%. Treasury yields declined across the yield curve, with most of the rally occurring during the final two months of the fiscal year as the economic indicators began to deteriorate. For the fiscal year, Treasury yields were down approximately 0.50% to 0.75%, as 10-year and 30-year Treasury securities dipped below 3.00% and 4.00%, respectively. Credit spreads in other sectors of the bond market narrowed substantially as rising corporate profits and extremely low cash returns induced investors to take additional risk. The Fed has indicated that it will keep interest rates low for an extended period of time to help the economy recover, which likely means that the Fed funds rate will remain at its current level of 0.25% until the second or third quarter of 2011.

The municipal market performed well during the fiscal year as yields within the sector followed the trend in the broader bond market and declined while credit spreads narrowed. The best performing sectors were long maturities and weaker credits which benefited from the decline in rates and the improvement in credit spreads. The longer tax-exempt sector also benefited from the introduction of Build America Bonds or BABs. This program was created as part of the stimulus package passed in the first quarter of 2009 and allowed municipal issuers to sell taxable bonds and receive a subsidy of 35% on the interest costs from the federal government. This combination proved advantageous for issuers and buyers alike as issuers were able to broaden the market for their securities while municipal bonds offered taxable investors an excellent way to diversify their portfolio within a historically strong credit sector of the bond market. The success of the program reduced supply in the longer tax-exempt market which further aided performance in the long-term segment of the market.

Given the difficulties many municipalities are facing, the market remains vulnerable to downgrades and headline risk; however, we do not believe the calamitous predictions by some commentators. We believe the vast majority of municipalities will make the difficult choices necessary to bring their budgets into line.

Touchstone Ohio Tax-Free Bond Fund

The total return of the Touchstone Ohio Tax-Free Bond Fund was 6.77% for the year ending June 30, 2010. The total return of the Barclays Capital Municipal Bond Index was 9.61% for the same period.

Relative performance of the Fund during the fiscal year was impacted by the shorter duration and strong credit quality of the Fund’s portfolio. As indicated above, longer duration bonds performed best over the year as interest rates declined and credit spreads narrowed. In managing the Fund, we typically maintain a shorter maturity and duration than the overall market. Our primary strategy remains unchanged; we focus on buying high quality, Ohio municipal bonds that we believe offer the best combination of tax-free yield and total return. This typically leads to higher coupon bonds in the 20-year maturity range and results in a portfolio with shorter duration than the overall market. This strategy has served the Fund well over the years as the performance for longer time periods demonstrates. We will continue to employ this strategy and emphasize higher quality credits and not stretch down the credit curve to add yield.

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Comparison of the Change in Value of a $10,000 Investment in
the Ohio Tax-Free Bond Fund - Class A* and the
Barclays Capital Municipal Bond Index

*
The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**	Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2010

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Ohio Tax-Free Bond Fund
Credit Quality	(% of Investment Securities)
AAA / Aaa	2.6
AA / Aa	54.7
A/A	32.3
BBB/Baa	5.3
NR	5.1
Total	100.0

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue & General
Obligation Bonds	96.8
Floating & Variable Rate
Demand Notes	2.8
Other Assets/Liabilities (net)	0.4
Total	100.0

Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1 / P-1 / MI G1/SP1-+	74.9
A-2/P-2	9.4
A-	1.9
NR	13.8
Total	100.0

Portfolio Allocation	(% of Net Assets)
Floating & Variable Rate
Demand Notes	69.6
Fixed Rate Revenue & General
Obligation Bonds	32.3
Other Assets/Liabilities (net)	(1.9)
Total	100.0

Ohio Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1 / P-1 / MI G1/SP1-+	82.4
A-2/P-2	1.1
NR	16.5
Total	100.0

Portfolio Allocation	(% of Net Assets)
Floating & Variable Rate
Demand Notes	77.1
Fixed Rate Revenue & General
Obligation Bonds	24.7
Other Assets/Liabilities (net)	(1.8)
Total	100.0

*	Equivalent to Standard & Poor’s and Moody’s highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

Statements of Assets and Liabilities
June 30, 2010

	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Assets
Investment securities:
At amortized cost or at original cost for Ohio Tax-Free Bond Fund	$57,336,883	$258,403,848	$53,150,835
At market value	$60,139,029	$258,403,848	$53,150,835
Cash	71,093	140,056	85,704
Interest receivable	368,992	544,461	227,772
Receivable for capital shares sold	26,149	—	—
Other assets	6,911	13,038	1,777
Total Assets	60,612,174	259,101,403	53,466,088

Liabilities
Dividends payable	50,983	4,946	441
Payable for capital shares redeemed	85,322	—	—
Payable for securities purchased	—	5,017,100	1,206,905
Payable to Advisor	24,503	72,506	28,590
Payable to other affiliates	38,367	69,937	—
Payable to Trustees	4,399	5,285	7,324
Other accrued expenses and liabilities	2,558	54,295	41,332
Total Liabilities	206,132	5,224,069	1,284,592

Net Assets	$60,406,042	$253,877,334	$52,181,496

Net assets consist of:
Paid-in capital	$57,569,597	$253,874,675	$52,182,337
Accumulated net investment loss	(29,549)	(344)	(171)
Accumulated net realized gains (losses) on investments	63,848	3,003	(670)
Net unrealized appreciation on investments	2,802,146	—	—

Net Assets	$60,406,042	$253,877,334	$52,181,496

Pricing of Class A Shares
Net assets applicable to Class A shares	$53,946,743	$105,251,256	$17,404,617
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,669,148	105,231,353	17,415,120
Net asset value and redemption price per share	$11.55	$1.00	$1.00
Maximum offering price per share	$12.13	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,459,299	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	558,500	—	—
Net asset value, offering price and redemption price per share*	$11.57	$—	$—

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$34,776,879
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	34,777,371
Net asset value, offering price and redemption price per share	$—	$—	$1.00
Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$148,626,078	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	148,630,339	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—

See accompanying notes to financial statements.

Statements of Operations
For the Year Ended June 30, 2010

	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Investment Income
Interest Income	$2,715,622	$1,980,947	$450,154

Expenses
Investment advisory fees	301,269	1,339,571	281,461
Administration fees	120,509	596,728	112,625
Distribution expenses, Class A	133,960	291,846	47,044
Distribution expenses, Class C	66,700	—	—
Distribution expenses, Class S	—	—	197,563
Transfer Agent fees, Class A	25,736	30,350	11,540
Transfer Agent fees, Class C	4,343	—	—
Transfer Agent fees, Class S	—	—	38,596
Transfer Agent fees, Institutional Class	—	768	—
Professional fees	17,999	47,618	29,086
Money market insurance	—	35,636	4,941
Postage and supplies	23,950	21,581	8,837
Trustees’ fees and expenses	9,214	9,607	11,581
Pricing expenses	9,687	21,794	9,400
Registration fees, Class A	6,233	7,439	10,994
Registration fees, Class C	3,634	—	—
Registration fees, Class S	—	—	7,131
Reports to shareholders	13,223	9,039	11,308
Custodian fees	4,609	16,306	4,321
Compliance fees and expenses	2,108	4,176	1,764
Other expenses	1,160	6,859	961
Total Expenses	744,334	2,439,318	789,153
Fees waived by the Administrator	(120,509)	(596,728)	(112,625)
Fees waived and/or expenses reimbursed by the Advisor	(61,570)	(204,408)	(236,819)
Net Expenses	562,255	1,638,182	439,709

Net Investment Income	2,153,367	342,765	10,445

Realized and Unrealized Gains on Investments
Net realized gains from security transactions	308,520	3,052	2
Net change in unrealized appreciation/depreciation on investments	1,452,451	—	—

Net Realized and Unrealized Gains on Investments	1,760,971	3,052	2

Net Increase in Net Assets from Operations	$3,914,338	$345,817	$10,447

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Ohio Tax-Free Bond Fund
	Year	Year
	Ended	Ended
	June 30,	June 30,
	2010	2009
From Operations
Net investment income	$2,153,367	$2,160,222
Net realized gains from security transactions	308,520	27,470
Net change in unrealized appreciation/depreciation on investments	1,452,451	400,652
Net Increase in Net Assets from Operations	3,914,338	2,588,344

Distributions to Shareholders
From net investment income, Class A	(1,959,682)	(1,981,807)
From net investment income, Class C	(193,893)	(178,415)
Decrease in Net Assets from Distributions to Shareholders	(2,153,575)	(2,160,222)

From Capital Share Transactions
Class A
Proceeds from shares sold	6,306,238	5,013,732
Reinvested distributions	1,125,423	1,260,876
Payments for shares redeemed	(6,922,527)	(6,247,579)
Net Increase in Net Assets from Class A Share Transactions	509,134	27,029

Class C
Proceeds from shares sold	1,256,477	1,628,668
Reinvested distributions	106,342	128,173
Payments for shares redeemed	(1,145,080)	(1,097,878)
Net Increase in Net Assets from Class C Share Transactions	217,739	658,963

Total Increase in Net Assets	2,487,636	1,114,114

Net Assets
Beginning of period	57,918,406	56,804,292
End of period	$60,406,042	$57,918,406

Accumulated Net Investment Loss	$(29,549)	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Ohio Tax-Free Money Market Fund		Tax-Free Money Market Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2010	2009	2010	2009
From Operations
Net investment income	$342,765	$4,900,298	$10,445	$490,970
Net realized gains (losses) from security transactions	3,052	(49)	2	—
Net Increase in Net Assets from Operations	345,817	4,900,249	10,447	490,970

Distributions to Shareholders
From net investment income, Class A(A)	(46,490)	(1,274,560)	(6,868)	(203,998)
From net investment income, Class S	—	—	(3,748)	(287,211)
From net investment income, Institutional Class	(296,619)	(3,625,738)	—	—
From net realized gains, Class A(A)	—	(32,302)	—	—
From net realized gains, Institutional Class	—	(84,341)	—	—
Decrease in Net Assets from Distributions to Shareholders	(343,109)	(5,016,941)	(10,616)	(491,209)

From Capital Share Transactions
Class A(A)
Proceeds from shares sold	161,093,772	201,151,386	6,520,353	9,684,704
Reinvested distributions	45,524	1,305,039	6,610	201,122
Payments for shares redeemed	(187,790,575)	(204,259,148)	(11,540,162)	(8,577,315)
Net Increase (Decrease) in Net Assets from Class A Share Transactions	(26,651,279)	(1,802,723)	(5,013,199)	1,308,511

Class S
Proceeds from shares sold	—	—	97,575,211	104,762,447
Reinvested distributions	—	—	3,452	287,212
Payments for shares redeemed	—	—	(103,703,583)	(95,168,248)
Net Increase (Decrease) in Net Assets from Class S Share Transactions	—	—	(6,124,920)	9,881,411

Institutional Class
Proceeds from shares sold	272,642,547	486,100,048	—	—
Reinvested distributions	5,241	101,563	—	—
Payments for shares redeemed	(348,969,186)	(523,424,302)	—	—
Net Decrease in Net Assets from Institutional Class Share Transactions	(76,321,398)	(37,222,691)	—	—

Total Increase (Decrease) in Net Assets	(102,969,969)	(39,142,106)	(11,138,288)	11,189,683

Net Assets
Beginning of period	356,847,303	395,989,409	63,319,784	52,130,101
End of period	$253,877,334	$356,847,303	$52,181,496	$63,319,784

Accumulated Net Investment Loss	$(344)	$—	$(171)	$—

(A)  Effective November 1, 2009, Retail Class shares of the Ohio Tax-Free Money Market Fund were changed to Class A shares.

See accompanying notes to financial statements.

Financial Highlights

Ohio Tax-Free Bond Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended June 30,
	2010		2009	2008	2007	2006
Net asset value at beginning of period	$11.22		$11.13	$11.37	$11.45	$12.10
Income (loss) from investment operations:
Net investment income	0.42		0.43	0.44	0.45	0.46
Net realized and unrealized gains (losses) on investments	0.33		0.09	(0.12)	0.03	(0.49)
Total from investment operations	0.75		0.52	0.32	0.48	(0.03)
Less distributions:
Dividends from net investment income	(0.42)		(0.43)	(0.44)	(0.45)	(0.46)
Distributions from net realized gains	—		—	(0.12)	(0.11)	(0.16)
Total distributions	(0.42)		(0.43)	(0.56)	(0.56)	(0.62)
Net asset value at end of period	$11.55		$11.22	$11.13	$11.37	$11.45
Total return (A)	6.77%		4.84%	2.85%	4.19%	(0.25%)
Net assets at end of period (000’s)	$53,947		$51,862	$51,440	$56,163	$64,266
Ratio of net expenses to average net assets	0.85	% (B)	0.81%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.66%		3.93%	3.92%	3.87%	3.87%
Portfolio turnover rate	33%		2%	17%	28%	24%

Ohio Tax-Free Bond Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended June 30,
	2010		2009	2008	2007	2006
Net asset value at beginning of period	$11.23		$11.14	$11.39	$11.46	$12.11
Income (loss) from investment operations:
Net investment income	0.34		0.35	0.36	0.36	0.37
Net realized and unrealized gains (losses) on investments	0.34		0.09	(0.13)	0.04	(0.49)
Total from investment operations	0.68		0.44	0.23	0.40	(0.12)
Less distributions:
Dividends from net investment income	(0.34)		(0.35)	(0.36)	(0.36)	(0.37)
Distributions from net realized gains	—		—	(0.12)	(0.11)	(0.16)
Total distributions	(0.34)		(0.35)	(0.48)	(0.47)	(0.53)
Net asset value at end of period	$11.57		$11.23	$11.14	$11.39	$11.46
Total return (A)	6.06%		4.08%	2.00%	3.50%	(1.00%)
Net assets at end of period (000’s)	$6,459		$6,056	$5,364	$5,169	$6,728
Ratio of net expenses to average net assets	1.60	% (B)	1.55%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets	2.91%		3.19%	3.17%	3.12%	3.12%
Portfolio turnover rate	33%		2%	17%	28%	24%

(A)	Total returns shown exclude the effect of applicable sales loads.

(B)
During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio of gross expenses to average net assets would have been 1.15% and 1.96% for Class A and Class C, respectively.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Ohio Tax-Free Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended June 30,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	0.000	(A)	0.010		0.024		0.029		0.023
Net realized gains on investments	0.000	(A)	0.000	(A)	0.000	(A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.010		0.024		0.029		0.023
Less distributions:
Dividends from net investment income	(0.000	) (A)	(0.010)		(0.024)		(0.029)		(0.023)
Distributions from net realized gains	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)	—
Total distributions	(0.000	) (A)	(0.010)		(0.024)		(0.029)		(0.023)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.04%		1.01%		2.43%		2.96%		2.31%
Net assets at end of period (000’s)	$105,251		$131,901		$133,736		$105,148		$92,082
Ratio of net expenses to average net assets	0.62	%(B)(D)	0.78	%(B)	0.75%		0.75%		0.75%
Ratio of net investment income to average net assets	0.04%		0.99%		2.35%		2.92%		2.26%

Ohio Tax-Free Money Market Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended June 30,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	0.002		0.012		0.027		0.032		0.025
Net realized gains on investments	0.000	(A)	0.000	(A)	0.000	(A)	0.000	(A)	—
Total from investment operations	0.002		0.012		0.027		0.032		0.025
Less distributions:
Dividends from net investment income	(0.002)		(0.012)		(0.027)		(0.032)		(0.025)
Distributions from net realized gains	—		(0.000	) (A)	(0.000	) (A)	(0.000	) (A)	—
Total distributions	(0.002)		(0.012)		(0.027)		(0.032)		(0.025)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.15%		1.26%		2.68%		3.21%		2.57%
Net assets at end of period (000’s)	$148,626		$224,946		$262,253		$169,708		$183,107
Ratio of net expenses to average net assets	0.51	%(C)(D)	0.53	% (C)	0.50%		0.50%		0.50%
Ratio of net investment income to average net assets	0.16%		1.25%		2.58%		3.17%		2.50%

(A)	Amount rounds to less than $0.001.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.

(C)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009.

(D)
During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio of gross expenses to average net assets would have been 0.99% and 0.71% for Class A and Institutional Class, respectively.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Tax-Free Money Market Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended June 30,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.010		0.024		0.028		0.023
Net realized gains (losses) on investments	0.000	(A)	0.000	(A)	(0.000	)(A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.010		0.024		0.028		0.023
Dividends from net investment income	(0.000	) (A)	(0.010)		(0.024)		(0.028)		(0.023)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.03%		0.96%		2.39%		2.88%		2.28%
Net assets at end of period (000’s)	$17,405		$22,418		$21,109		$16,590		$16,279
Ratio of net expenses to average net assets	0.77	% (B)(D)	0.92	% (B)	0.89%		0.89%		0.89%
Ratio of net investment income to average net assets	0.04%		0.94%		2.35%		2.85%		2.23%

Tax-Free Money Market Fund — Class S

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended June 30,
	2010		2009		2008		2007		2006
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	0.000	(A)	0.007		0.021		0.026		0.020
Net realized gains (losses) on investments	0.000	(A)	0.000	(A)	(0.000	) (A)	0.000	(A)	—
Total from investment operations	0.000	(A)	0.007		0.021		0.026		0.020
Dividends from net investment income	(0.000	) (A)	(0.007)		(0.021)		(0.026)		(0.020)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.73%		2.12%		2.61%		2.01%
Net assets at end of period (000’s)	$34,777		$40,902		$31,021		$82,925		$32,658
Ratio of net expenses to average net assets	0.79	% (C)(D)	1.16	% (C)	1.15%		1.15%		1.15%
Ratio of gross expenses to average net assets	1.50%		1.54%		1.15%		1.15%		1.15%
Ratio of net investment income to average net assets	0.01%		0.69%		2.23%		2.58%		2.10%

(A)	Amount rounds to less than $0.001.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.

(C)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

(D)
During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio of gross expenses to average net assets would have been 1.22% and 1.50% for Class A and Class S, respectively.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2010

1. Organization

The Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Institutional Class shares, Class A shares, Class C shares, and Class S shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Ohio Tax-Free Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund’s investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Institutional Class shares (sold without a distribution fee). Each Class A and Institutional Class share of the Fund represents identical interests in the Fund’s investment portfolio and has the same rights, except that (i) Class A shares bear the expenses of distribution fees, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than Institutional Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Class A shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional Class shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 0.35% of average daily net assets that are attributable to Class S shares). Prior to March 1, 2010, Class S shares were sold subject to a distribution fee of up to 1.00% of average daily net assets attributable to Class S shares, and the maximum distribution fee for Class S shares was limited to 0.60% of average daily net assets of Class S shares.

2. Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Security Valuation — Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Notes to Financial Statements (Continued)

This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith by the Advisor (Touchstone Advisors, Inc.) consistent with procedures approved by the Board of Trustees.

The Funds have adopted FASB ASC 820 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

New Accounting Pronouncements — In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

Share Valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

Notes to Financial Statements (Continued)

The offering price per share of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

Investment Income — Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security Transactions — Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-Issued Securities — The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

Allocations — Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund’s net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Tax Information

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Notes to Financial Statements (Continued)

In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2010 and 2009 was as follows:

	Ohio Tax-Free Bond Fund		Ohio Tax-Free Money Market Fund
	2010	2009	2010	2009
From tax exempt income	$2,153,575	$2,160,222	$343,109	$4,900,298
From ordinary income	—	—	—	23,216
From long-term capital gains	—	—	—	93,427
	$2,153,575	$2,160,222	$343,109	$5,016,941

	Tax-Free Money Market Fund
	2010	2009
From tax exempt income	$10,616	$491,209
From ordinary income	—	—
From long-term capital gains	—	—
	$10,616	$491,209

The following information is computed on a tax basis for each item as of June 30, 2010:

	Ohio Tax-Free	Ohio Tax-Free
	Bond Fund	Money Market Fund
Tax cost of portfolio investments	$57,336,883	$258,403,848
Gross unrealized appreciation	$2,940,515	$—
Gross unrealized depreciation	(138,369)	—
Net unrealized appreciation (depreciation)	2,802,146	—
Undistributed capital gains	63,848	3,003
Undistributed tax exempt income	21,434	4,602
Other temporary differences	(50,983)	(4,946)
Accumulated earnings (deficit)	$2,836,445	$2,659

	Tax-Free
	Money Market Fund
Tax cost of portfolio investments	$53,150,835
Capital loss carryforward	$(670)
Post-October loss	—
Undistributed tax exempt income	270
Other temporary differences	(441)
Accumulated earnings (deficit)	$(841)

Notes to Financial Statements (Continued)

During the year ended June 30, 2010, the Touchstone Ohio Tax-Free Bond Fund utilized $244,672 of capital loss carryforwards.

The capital loss carryforward as of June 30, 2010 in the table above expires as follows:

Fund	Amount	Expiration Date
Tax-Free Money Market Fund	$670	June 30, 2017

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.

4. Investment Transactions

Investment transactions (excluding short-term investments and government securities) were as follows for the year ended June 30, 2010:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$20,106,444
Proceeds from sales and maturities of investment securities	$19,258,229

5. Transactions with Affiliates

Certain officers of the Trust are also officers of the Advisor, the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the

Notes to Financial Statements (Continued)

Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Ohio Tax-Free Bond Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through October 31, 2010 (March 1, 2011 for Class S shares of Tax-Free Money Market Fund):

	Class A	Class C	Class S		Class I
Ohio Tax-Free Bond Fund	0.85%	1.60%	—		—
Ohio Tax-Free Money Market Fund	0.75%	—	—		0.50%
Tax-Free Money Market Fund	0.89%	—	0.90	%(A)	—

(A) Effective March 1, 2010, the Fund decreased its expense limit from 1.15% to 0.90% for Class S shares.

For the year ended June 30, 2010, the Advisor waived administration fees and/or reimbursed expenses as follows:

		Other Operating
	Administration	Expenses
	Fees Waived	Reimbursed
Ohio Tax-Free Bond Fund	$120,509	$61,570
Ohio Tax-Free Money Market Fund	$596,728	$204,408
Tax-Free Money Market Fund	$112,625	$236,819

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

Notes to Financial Statements (Continued)

For the year ended June 30, 2010, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Amount
Ohio Tax-Free Bond Fund	$3,186
Ohio Tax-Free Money Market Fund	$4,311
Tax-Free Money Market Fund	$38,609

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $8,608 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2010. In addition, the Underwriter collected $1,872 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of all Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current maximum distribution fee for Class S shares is voluntarily limited to 0.35% of average daily net assets of Class S shares. Prior to March 1, 2010, the maximum distribution fee was voluntarily limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds’ Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

Notes to Financial Statements (Continued)

6. Capital Share Transactions

Capital share transactions for the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions:

	Ohio Tax-Free
	Bond Fund
	Year	Year
	Ended	Ended
	June 30,	June 30,
	2010	2009
Class A
Shares sold	550,288	448,987
Shares reinvested	97,713	114,347
Shares redeemed	(600,616)	(565,184)
Net increase (decrease) in shares outstanding	47,385	(1,850)
Shares outstanding, beginning of year	4,621,763	4,623,613
Shares outstanding, end of year	4,669,148	4,621,763

Class C
Shares sold	109,389	145,439
Shares reinvested	9,224	11,628
Shares redeemed	(99,278)	(99,544)
Net increase in shares outstanding	19,335	57,523
Shares outstanding, beginning of year	539,165	481,642
Shares outstanding, end of year	558,500	539,165

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Treasury Department Temporary Guarantee Program

During a meeting held October 7, 2008 of the Board of Trustees, the Trustees unanimously approved the Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund’s participation in the Treasury Department Temporary Guarantee Program (Program), the initial term of which extended through December 18, 2008, and the Funds applied for continued participation in the Program through the Program’s extension date of September 18, 2009 (Extension Period). In the event that a Fund’s NAV should have dropped below $0.995 (the “Guarantee Event”) and the Fund elected to liquidate, the Program provided coverage to shareholders of the Fund for amounts held in that Fund as of the close of business on September 19, 2008, subject to certain conditions and limitations. Participation in the Program did not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

Notes to Financial Statements (Continued)

Any increase in the number of Fund shares held in an account after the close of business on September 19, 2008 were not guaranteed. If the number of Fund shares held in the account fluctuated during the period covered by the Program, shareholders were covered for the lesser of the number of Fund shares held as of the close of business on September 19, 2008, or the number of shares held in the Fund on the date of the Guarantee Event.

The cost of the Program was $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00015 (1.5 basis points) for the Extension Period. The cost to participate in the Program was borne by the Funds without regard to any expense limitation currently in effect, as these costs constituted “extraordinary expenses not incurred in the ordinary course of the Fund’s business,” although only shareholder balances as of September 19, 2008 were covered by the Program.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Portfolio of Investments
Ohio Tax-Free Bond Fund – June 30, 2010

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue & General Obligation Bonds — 96.8%
$1,000,000	Lorain Co OH Hosp Rev Ser 2001 (Catholic Hlth)	5.625	10/01/11	$1,056,510
500,000	Montgomery Co OH Wtr Rev Sys Ser 2002 (Greater Moraine Beaver)	5.000	11/15/11	521,025
1,000,000	Hamilton Co OH Swr Sys Rev Ser 1997 A	5.500	12/01/11	1,070,670
400,000	Warren OH Wtr Wrks Rev Ser 1997	5.500	11/01/15	430,092
665,000	Buckeye Valley OH LSD GO Ser 1995 A	6.850	12/01/15	752,966
885,000	Licking Heights OH LSD GO Ser 2000	6.400	12/01/28	1,125,012
1,000,000	Lucas Co OH Hosp Rev Ser 1999 (Promedica Hlth Grp)	5.625	11/15/19	1,011,080
40,000	Cuyahoga Co OH Hosp Rev ETM Ser 1980 (Univ Hosp) Pre-refunded @ $100	9.000	06/01/11	42,760
545,000	Columbus-Polaris Hsg Corp Rev Ser 1979 Pre-refunded @ $100	7.400	01/01/16	627,050
660,000	West Chester Twp OH GO Ser 2001	5.500	12/01/14	708,569
850,000	West Chester Twp OH GO Ser 2001	5.000	12/01/20	897,243
1,000,000	Pickerington OH LSD UTGO Ser 2001 Pre-refunded @ $100	5.250	12/01/11	1,068,620
1,750,000	Eaton OH CSD UTGO Ser 2002 Pre-refunded @ $101	5.000	12/01/12	1,952,825
1,000,000	Monroe OH LSD UTGO Ser 2002 Pre-refunded @ $100	5.000	12/01/12	1,106,040
1,085,000	West Clermont OH LSD GO Ser 2002	5.000	12/01/19	1,172,950
1,000,000	Akron OH Var Purp GO Ser 2002	5.000	12/01/23	1,047,860
250,000	OH St Higher Edl Fac Commn Rev Ser 2003 (Xavier Univ) Pre-refunded @ $100	5.000	05/01/13	276,182
765,000	Fairfield Co OH GO Ser 2003	5.000	12/01/22	816,087
1,210,000	Cincinnati OH Tech College Rev Ser 2002	5.250	10/01/21	1,243,057
1,050,000	Harrison OH Wst Wtr Sys Rev Ser 2003	5.250	11/01/23	1,105,608
1,185,000	Akron OH Impt GO Ser 2003	5.000	12/01/22	1,246,632
1,000,000	Toledo OH CSD GO Ser 2003 B	5.000	12/01/23	1,042,740
1,000,000	Hamilton Co OH Hosp Rev Ser 2004 (Children’s Hosp Med Ctr)	5.000	05/15/24	1,008,350
450,000	Columbus OH TIF Rev Ser 2004 A (Polaris)	4.750	12/01/23	460,017
400,000	Springboro OH Swr Sys Rev Ser 2004	5.000	06/01/24	404,520
1,000,000	Mason OH Swr Sys Rev Ser 2004	5.000	12/01/28	945,540
1,480,000	Lakewood OH CSD Sch Impt UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,734,649
1,000,000	OH St Higher Ed Fac Rev Ser 2004 (Univ Dayton)	5.000	12/01/23	1,030,300
810,000	Big Walnut OH LSD GO Ser 2004	5.000	12/01/25	856,607
1,040,000	Franklin Co OH Hosp Rev Ser 2005 (Children’s Hosp)	5.000	05/01/25	1,055,985
865,000	Fairfield Co OH GO Ser 2005	5.000	12/01/23	910,438
2,100,000	Oregon OH CSD GO Ser 2005	5.000	12/01/27	2,213,967
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	841,988
1,000,000	Univ of Cincinnati OH General Rcpts Ser 2006 A	4.750	06/01/26	1,038,620
1,090,000	Fairborn OH CSD GO Ser 2006	5.000	12/01/26	1,168,273
1,500,000	Richland Co OH Hosp Facs Rev Ser 2006 (MedCentral Hlth Sys)	5.125	11/15/26	1,494,150
1,500,000	Little Miami OH LSD Sch Impt UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,769,220
825,000	Parma OH GO Ser 2006	4.750	12/01/24	858,751
1,500,000	OH St Higher Ed Fac Rev Ser 2006 (Univ Dayton)	5.000	12/01/26	1,543,890
1,185,000	Delaware OH GO Ser 2006	5.000	12/01/28	1,261,124
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,099,940
1,000,000	Kings OH LSD Impt UTGO Ser 2007	5.000	12/01/26	1,068,920
1,000,000	Lakewood OH CSD Facs Impt UTGO Ser 2007	5.000	12/01/26	1,065,600
1,830,000	Columbus OH CSD Impt UTGO Ser 2007	5.000	12/01/28	1,939,196
320,000	Brookfield LSD OH Sch Facs Impt UTGO Ser 2008	5.000	01/15/30	335,552
1,000,000	Cleveland OH Income Tax Rev Ser 2008 (Sub Lien Brdgs & Roadways B)	5.000	10/01/29	1,048,360
1,500,000	Reynoldsburg OH CSD Facs Constr & Impt UTGO Ser 2008	5.250	12/01/28	1,618,755
1,000,000	OH St Higher Edl Fac Commn Rev Ser 2008 (Xavier Univ C)	5.750	05/01/28	1,090,380
2,000,000	OH St Hosp Fac Rev Ser 2009 (Cleveland Clinic Hlth B)	5.125	01/01/28	2,088,940
650,000	Greene Co OH Hosp Facs Rev Ser 2009 (Kettering Hlth Network)	5.125	04/01/29	653,361
1,000,000	Columbus OH CSD Sch Facs Constr & Impt UTGO Ser 2009	4.500	12/01/29	1,008,750

Ohio Tax-Free Bond Fund (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value
	Fixed Rate Revenue & General Obligation Bonds — 96.8% (Continued)
$1,000,000	Franklin Co OH Hosp Rev Ser 2009 (Nationwide Children’s Hosp)	4.750	11/01/29	$1,009,710
895,000	Milton Union OH Exmp Village SD Spl Ltd Oblig Sch Impt Ser 2009	4.875	12/01/29	904,738
1,500,000	Cincinnati OH CSD Sch Impt LTGO Ser 2010	5.000	06/01/31	1,588,860
	Total Fixed Rate Revenue & General Obligation Bonds			$58,439,029

	Floating & Variable Rate Demand Notes — 2.8%
$900,000	Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser 2008 A
	(LOC: Bank of America NA)	0.160	07/01/10	$900,000
400,000	Cuyahoga Co OH Hosp Rev Subser B1 (Cleveland Clinic) Ser 2004
	(SPA: JPMorgan Chase Bank)	0.130	07/01/10	400,000
400,000	OH St Higher Ed Fac Rev Ser 2002 (SPA: Landesbank Heeson-Thuringen)	0.170	07/01/10	400,000
	Total Floating & Variable Rate Demand Notes			$1,700,000

	Total Investment Securities — 99.6%
	(Amortized Cost $57,336,883)			$60,139,029

	Other Assets in Excess of Liabilities — 0.4%			267,013

	Net Assets — 100.0%			$60,406,042

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$60,139,029	$—	$60,139,029

See accompanying notes to portfolios of investments and notes to financial statements.

Portfolio of Investments
Ohio Tax-Free Money Market Fund – June 30, 2010

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue & General Obligation Bonds — 24.7%
$250,000	OH St Rev Pks and Rec Fac Ser 2004 II	3.000	08/01/10	$250,518
1,805,000	AMP OH Elec Rev BANS Ser 2009 (Cleveland)	3.000	08/13/10	1,806,058
3,309,000	Vantage Career Ctr Joint Vocational Sch Dist OH Sch Impt BANS Ser 2010	1.400	09/08/10	3,314,256
4,000,000	Union Twp OH Var Purp LTGO BANS Ser 2009	1.250	09/14/10	4,004,484
425,000	OH St Com Schs UTGO Ser 2002 B (Common Schs) Pre-refunded @ $100	5.000	09/15/10	428,914
2,500,000	Cuyahoga Heights OH Var Purp LTGO BANS Ser 2009	2.150	09/21/10	2,503,593
1,200,000	Oberlin OH LTGO BANS Ser 2009	1.500	09/23/10	1,201,806
1,460,000	North Olmsted OH Cap Impt LTGO BANS Ser 2010	1.300	09/30/10	1,461,986
2,200,000	Portage Co OH Var Purp LTGO BANS Ser 2009	1.500	09/30/10	2,203,806
150,000	OH St Building Auth Rev Ser 2002 (St Facs Admin Bldg)	5.250	10/01/10	151,790
1,250,000	Kent OH Var Purp LTGO BANS Ser 2009	1.500	10/14/10	1,251,780
2,700,000	Springboro OH Rev Ser 2009 (Real Estate Acq)	1.750	10/28/10	2,706,532
2,300,000	AMP OH Elec Rev UTGO BANS Ser 2009 B	2.000	10/28/10	2,303,753
1,750,000	Celina OH Var Purp LTGO BANS Ser 2009	1.500	11/03/10	1,751,773
1,600,000	AMP OH Elec Rev BANS Ser 2009 (Hubbard)	2.250	11/10/10	1,601,439
2,550,000	AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)	2.250	11/11/10	2,552,307
5,000,000	Austintown OH LSD Sch Impt BANS Ser 2010	2.500	11/17/10	5,017,100
1,250,000	Princeton OH CSD LTGO BANS Ser 2009 (Vehicle Acq)	1.500	11/30/10	1,253,354
200,000	Butler Co OH LTGO Ser 2002	4.500	12/01/10	203,207
100,000	Kings OH LSD Sch Impt UTGO Ser 2000	6.625	12/01/10	102,448
2,500,000	Harrison OH Wst Wtr Sys Impt LTGO BANS Ser 2009	1.500	12/09/10	2,506,557
2,300,000	Darke Co OH LTGO BANS Ser 2010 (Real Estate)	1.750	12/10/10	2,307,595
2,800,000	Tiffin OH Cap Impt LTGO BANS Ser 2010	1.500	12/15/10	2,806,346
3,000,000	Greater Cleveland OH Regl Tran Auth Rev Antic Ser 2010	2.000	12/22/10	3,017,104
980,000	AMP OH Elec Rev BANS Ser 2010 (Brewster)	2.000	01/06/11	981,263
740,000	Defiance OH CSD Sch Facs Const UTGO BANS Ser 2010	3.500	01/12/11	749,184
799,000	AMP OH Elec Rev BANS Ser 2010 (Seville Village)	2.000	01/13/11	800,067
1,082,500	Franklin OH Pub Impt LTGO BANS Ser 2010	2.200	03/08/11	1,091,308
2,700,000	Southwest OH Regl Wtr Dist Wtr Resource Rev Bd Ser 2010	1.750	03/09/11	2,713,777
1,300,000	Hamilton Twp OH LTGO Ser 2010	2.000	03/16/11	1,308,173
750,000	Brookville OH LTGO Ser 2010	2.750	04/20/11	758,916
200,000	OH St Higher Edl Fac Rev Ser 2006 (Xavier University) Pre-refunded @ $100	4.000	05/01/11	205,603
2,000,000	Univ of Cincinnati OH Rev BANS Ser 2010 A	1.500	05/12/11	2,011,246
1,485,000	Gates Mills OH LTGO BANS Ser 2010	1.250	05/18/11	1,491,469
2,000,000	Middletown OH CSD Sch Impt LTGO BANS Ser 2010	1.750	06/01/11	2,014,538
1,750,000	Hunting Valley OH LTGO BANS Ser 2010	1.000	06/02/11	1,754,798
	Total Fixed Rate Revenue & General Obligation Bonds			$62,588,848

	Floating & Variable Rate Demand Notes — 77.1%
$8,250,000	Cuyahoga Co OH Rev Ser 2004 B3 (Cleveland Clinic) (SPA: Bank of America NA)	0.130	07/01/10	$8,250,000
1,300,000	Allen Co OH Hosp Facs Rev Ser 2008 C (Catholic Hlthcare)
	(LOC: Wachovia Bank NA)	0.140	07/01/10	1,300,000
8,800,000	Allen Co OH Hosp Facs Rev Ser 2010 (Catholic Hlthcare)
	(LOC: Bank of Nova Scotia)	0.150	07/01/10	8,800,000
2,770,000	OH St Wtr Dev Auth PCR Ser 2006 (FirstEnergy Nuclear)
	(LOC: Wells Fargo Bank NA)	0.150	07/01/10	2,770,000
800,000	Allen Co OH Hosp Facs Rev Ser 2008 A (Catholic Hlthcare)
	(LOC: Bank of America NA)	0.160	07/01/10	800,000
1,300,000	Univ of Toledo OH Gnrl Rcpts Ser 2008 B (LOC: JPMorgan Chase & Co)	0.160	07/01/10	1,300,000
1,985,000	OH St Higher Edl Fac Rev Ser 2002 (Case Western)
	(SPA: Landesbank Hessen-Thuringen)	0.170	07/01/10	1,985,000
7,945,000	OH St Higher Edl Fac Rev Ser 2002 (Case Western)
	(SPA: Landesbank Hessen-Thuringen)	0.170	07/01/10	7,945,000

Ohio Tax-Free Money Market Fund (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 77.1% (Continued)
$700,000	OH St Univ General Rcpts Ser 2001	0.200	07/01/10	$700,000
655,000	Cleveland OH Rev Ser 2009 R (LOC: BNP PARIBAS)	0.230	07/01/10	655,000
945,000	Columbus OH Regl Arpt Auth Rev Ser 2005 (OASBO Expaned Asset)
	(LOC: U.S. Bank NA)	0.240	07/01/10	945,000
100,000	Columbus OH Regl Arpt Auth Rev Ser 2004 (Pooled Fing Prog)
	(LOC: U.S. Bank NA)	0.240	07/01/10	100,000
200,000	Columbus OH Regl Arpt Auth Rev Ser 2004 A (OASBO) (LOC: U.S. Bank NA)	0.240	07/01/10	200,000
5,255,000	Puerto Rico Cmnwlth UTGO Ser 2007 (LOC: Wells Fargo Bank NA)	0.250	07/01/10	5,255,000
1,975,000	Butler Co OH Hlthcare Facs Rev Ser 2002 (Lifesphere) (LOC: U.S. Bank NA)	0.270	07/01/10	1,975,000
1,565,000	Franklin Co OH Rev Ser 1996 (US Health Corp) (LOC: U.S. Bank NA)	0.270	07/01/10	1,565,000
1,950,000	Hocking Technical College Dist OH COP Ser 2008 (Residence Hall Facs)
	(LOC: JPMorgan Chase Bank)	0.270	07/01/10	1,950,000
3,000,000	OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp)
	(LOC: Bank of Nova Scotia)	0.270	07/01/10	3,000,000
100,000	OH St Univ General Rcpts Ser 1997	0.270	07/01/10	100,000
1,395,000	Salem OH Hosp Rev Impt Ser 2005 (LOC: JPMorgan Chase Bank)	0.270	07/01/10	1,395,000
500,000	Centerville OH Hlthcare Rev Ser 2007 (Bethany Lutheran Village)
	(LOC: PNC Bank NA)	0.280	07/01/10	500,000
950,000	Geauga Co OH Hlthcare Facs Rev Ser 1998 (Heather Hill Inc)
	(LOC: Bank One Columbus NA)	0.280	07/01/10	950,000
2,800,000	OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp)
	(LOC: Bank of Tokyo-Mitsubishi UFJ)	0.280	07/01/10	2,800,000
1,000,000	OH St Higher Edl Fac Rev Ser 2005 (Cleveland Inst Music) (LOC: PNC Bank NA)	0.280	07/01/10	1,000,000
9,300,000	Toledo OH Spl Assess Notes Ser 2008 (LOC: State Street B&T Co)	0.280	07/01/10	9,300,000
3,300,000	Hamilton Co OH Hlthcare Ser 2006 B (Life Enriching Cmntys)
	(LOC: PNC Bank NA)	0.290	07/01/10	3,300,000
8,000,000	Kent St Univ OH Univ Revs Gnrl Rcpts Ser 2008 B (LOC: Bank of America NA)	0.290	07/01/10	8,000,000
1,300,000	Butler Co OH Cap Fdg Rev CCAO Ser 2005 (LOC: U.S. Bank NA)	0.300	07/01/10	1,300,000
1,450,000	Butler Co OH Rev Ser 2004 (Colonial Sr Svcs Inc) (LOC: U.S. Bank NA)	0.300	07/01/10	1,450,000
3,425,000	Hamilton Co OH Hlthcare Facs Rev Ser 2008 (Children’s Home)
	(LOC: U.S. Bank NA)	0.300	07/01/10	3,425,000
405,000	Hamilton Co OH Hosp Ser 1999 A (Drake Ctr Inc) (LOC: U.S. Bank NA)	0.300	07/01/10	405,000
950,000	Hamilton Co OH Hosp Ser 1997 (Beechwood Home) (LOC: PNC Bank NA)	0.300	07/01/10	950,000
2,880,000	Hamilton Co OH Hosp Ser 1997 (Children’s Hosp Med Ctr) (LOC: PNC Bank NA)	0.300	07/01/10	2,880,000
1,995,000	Hamilton Co OH Hosp Facs Rev Ser 2002 (Children’s Hosp Med Ctr)
	(LOC: U.S. Bank NA)	0.300	07/01/10	1,995,000
3,000,000	Port Gtr Cincinnati OH Dev Auth OH Spl Oblig Dev Rev Ser 2008 A
	(Sycamore TWP Kenwood) (LOC: LaSalle Bank NA)	0.300	07/01/10	3,000,000
2,155,000	Cambridge OH Hosp Facs Rev Ser 2002 (Southeastern Regl Med Ctr)
	(LOC: PNC Bank NA)	0.310	07/01/10	2,155,000
635,000	Cambridge OH Hosp Facs Rev Ser 1996 (Southeastern Regl Med Ctr)
	(LOC: PNC Bank NA)	0.310	07/01/10	635,000
1,845,000	Carroll Co OH Hlthcare Facs Rev Ser 2000 (St Johns Village)
	(LOC: PNC Bank NA)	0.310	07/01/10	1,845,000
2,870,000	Columbiana Co OH Rev Ser 2002 (East Liverpool Area) (LOC: PNC Bank NA)	0.310	07/01/10	2,870,000
400,000	Hamilton Co OH EDR Ser 2001 (Contemporary Arts) (LOC: PNC Bank NA)	0.310	07/01/10	400,000
1,125,000	Montgomery Co OH Hlthcare Facs Rev Ser 1999 (South Cmnty Inc)
	(LOC: PNC Bank NA)	0.310	07/01/10	1,125,000
670,000	Montgomery Co OH Ltd Oblig Rev Ser 1996 (Society St Vincent de Paul)
	(LOC: PNC Bank NA)	0.310	07/01/10	670,000
515,000	Stark Co OH Port Auth. Hlthcare Fac Rev Ser 2002 (Canton Sch)
	(LOC: PNC Bank NA)	0.310	07/01/10	515,000
1,070,000	Summit Co OH Rev Ser 2004 (Neighborhood Dev Corp) (LOC: PNC Bank NA)	0.310	07/01/10	1,070,000

Ohio Tax-Free Money Market Fund (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 77.1% (Continued)
$10,000,000	Akron Bath Copley OH Jt Twp Hosp Dist Rev Ser 2002 (Summner)
	(LOC: KBC Bank NV)	0.320	07/01/10	$10,000,000
3,270,000	Warren Co OH IDR Ser 1991 (Liquid Container) (LOC: Bank of America NA)	0.330	07/01/10	3,270,000
4,900,000	Wood Co OH Hosp Facs Ser 2008 (Hosp Assn) (LOC: JPMorgan Chase Bank)	0.330	07/01/10	4,900,000
3,040,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2003 (Cincinnati Zoo)
	(LOC: U.S. Bank NA)	0.340	07/01/10	3,040,000
590,000	Port Gtr Cincinnati OH Dev Auth Rev Ser 2006 (Cincinnati Zoo)
	(LOC: U.S. Bank NA)	0.340	07/01/10	590,000
3,245,000	Richland Co OH Hlthcare Facs Rev Ser 2004 B (Wesleyan)
	(LOC: JPMorgan Chase Bank)	0.340	07/01/10	3,245,000
2,525,000	Cleveland OH Arpt Sys Rev Ser 2009 D (LOC: KBC Bank NV)	0.370	07/01/10	2,525,000
500,000	Lima OH Hosp Facs Ser 1996 (Lima Mem Hosp) (LOC: JPMorgan Chase Bank)	0.390	07/01/10	500,000
500,000	Cuyahoga Co OH EDR Ser 2002 (North Coast Cmnty Homes)
	(LOC: PNC Bank NA)	0.400	07/01/10	500,000
1,865,000	Hamilton OH Rev Ser 1998 B (Affordable Housing)
	(LOC: Federal Home Loan Bank)	0.400	07/01/10	1,865,000
760,000	Franklin Co OH Hlth Facs Ser 2001 (Heinzerling Fndtn)
	(LOC: JPMorgan Chase Bank)	0.520	07/01/10	760,000
4,910,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank of Canada)	0.600	07/01/10	4,910,000
60,000	Coshocton Co OH Hosp Ser 1999 (Echoing Hills Village)
	(LOC: JPMorgan Chase Bank)	0.850	07/01/10	60,000
1,955,000	OH St Higher Edl Fac Rev Ser 2008 (Otterbein College)
	(LOC: JPMorgan Chase Bank)	0.900	07/01/10	1,955,000
4,625,000	OH St Higher Ed Fac Rev Ser 2008 (Univ Hosps Hlth Sys)
	(LOC: Wells Fargo Bank NA)	0.180	07/07/10	4,625,000
3,835,000	OH St Univ General Rcpts Ser 2008 B	0.190	07/07/10	3,835,000
900,000	Cleveland-Cuyahoga Co Port Auth Rev Ser 2003 (Carnegie/96th Resh Bldg)
	(LOC: PNC Bank NA)	0.200	07/07/10	900,000
2,500,000	OH St Air Quality Dev Auth Rev Ser 2009 B (OH Valley Elec Corp)
	(LOC: Bank of Nova Scotia)	0.200	07/07/10	2,500,000
2,460,000	OH St Infra Impt GO Ser 2003	0.200	07/07/10	2,460,000
1,900,000	OH St Wtr Dev Auth Rev Wtr Dev-Timken Ser 2001
	(LOC: Northern Trust Company)	0.200	07/07/10	1,900,000
3,290,000	Middletown OH Revenue Bonds Ser 2003 (Bishop Fenwick High School)
	(LOC: JPMorgan Chase Bank)	0.220	07/07/10	3,290,000
3,950,000	OH St Air Quality Dev Auth PCR Ser 2005 (FirstEnergy) (LOC: Barclays Bank PLC)	0.220	07/07/10	3,950,000
7,400,000	OH St Infra Impt UTGO Ser 2001 B	0.220	07/07/10	7,400,000
1,000,000	OH St Univ General Rcpts Ser 2005 B	0.220	07/07/10	1,000,000
3,020,000	OH St UTGO Ser 2005 B (Common Schs)	0.220	07/07/10	3,020,000
6,125,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2005 B (FirstEnergy)
	(LOC: Barclays Bank PLC)	0.220	07/07/10	6,125,000
8,910,000	OH St Wtr Dev Auth Rev Ser 2002 B (Purewater) (SPA: State Street B&T Co)	0.220	07/07/10	8,910,000
1,150,000	Hamilton Co OH EDR Ser 1997 (The General Prostestant)
	(LOC: PNC Bank NA)	0.320	07/07/10	1,150,000
3,100,000	Wooster OH IDR Ser 1985 (Allen Group Inc) (LOC: Wells Fargo Bank NA)	0.320	07/07/10	3,100,000
	Total Floating & Variable Rate Demand Notes			$195,815,000

	Total Investment Securities — 101.8%
	(Amortized Cost $258,403,848)			$258,403,848

	Liabilities in Excess of Other Assets — (1.8%)			(4,526,514)

	Net Assets — 100.0%			$253,877,334

Ohio Tax-Free Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$258,403,848	$—	$258,403,848

See accompanying notes to portfolios of investments and notes to financial statements.

Portfolio of Investments
Tax-Free Money Market Fund – June 30, 2010

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue & General Obligation Bonds — 32.3%
$200,000	Coconino Co AZ Cmnty College Dist UTGO Ser 2009	2.000	07/01/10	$200,000
250,000	IN St Office Bldg Commn Facs Rev Ser 2004 (Southeast Regl Treament Ctr)	3.500	07/01/10	250,000
225,000	DE Transportation Auth Sys Rev Ser 2008	4.000	07/01/10	225,000
100,000	DE Transportation Auth Sys Rev Ser 2007 A	4.000	07/01/10	100,000
100,000	Oklahoma Co OK ISD No 012 Edmond Bldg UTGO Ser 2006	4.000	07/01/10	100,000
125,000	FL St Dept Trans UTGO Ser 2003 A (Right of Way)	5.000	07/01/10	125,000
370,000	Florida Hurricane Catastrophe Fund Finance Corp. Ser 2006 A	5.000	07/01/10	370,000
100,000	Scottsdale AZ Wtr & Swr Rev Ser 2004	5.000	07/01/10	100,000
150,000	UT St UTGO Ser 2003 A	5.000	07/01/10	150,000
200,000	FL St Brd Ed Lottery Rev Ser 2000 A	5.125	07/01/10	200,000
120,000	MA Bay Trans Auth Rev Ser 2000 A Pre-refunded @ $100	5.250	07/01/10	120,000
100,000	Clark Co NV LTGO Ser 2000 Pre-refunded @ $100	5.500	07/01/10	100,000
150,000	Children’s Trust Fd PR Settlement Rev Ser 2000 Pre-refunded @ $100	6.000	07/01/10	150,000
300,000	Tarrant Co TX LTGO Ser 2004	4.000	07/15/10	300,413
250,000	Palm Beach Co FL Libr Dist Impt UTGO Ser 2006 (Libr Dist Impt)	3.375	08/01/10	250,583
200,000	Alberquerque NM GO Ser 2007	3.500	08/01/10	200,519
150,000	NV ST LTGO Ser 2003 B (Nat Res)	3.500	08/01/10	150,387
365,000	Lannett AL Elec Rev Wts Ser 2002 Pre-refunded @ $101	5.000	08/01/10	370,015
145,000	Lannett AL Elec Rev Wts Ser 2002 Pre-refunded @ $101	5.000	08/01/10	146,992
100,000	NYC NY Trans Fin Auth Future Tax Ser 2003 B Pre-refunded @ $100	5.000	08/01/10	100,383
100,000	IL St UTGO Ser 2000 Pre-refunded @ $100	5.625	08/01/10	100,427
100,000	Dallas Co TX GO Ser 2000 Pre-refunded @ $100	5.250	08/15/10	100,576
100,000	Harris Co TX Toll Rd Rev Ser 2005 A (Sr Lien Toll) Pre-refunded @ $100	5.250	08/15/10	100,579
125,000	Fort Bend TX LSD UTGO Ser 2000 Pre-refunded @ $100	5.500	08/15/10	125,765
150,000	Grapevine TX LTGO Ser 2000 Pre-refunded @ $100	5.750	08/15/10	150,965
530,500	Bratenahl OH LTGO BANS Ser 2009 (Greenspace)	2.350	08/27/10	530,784
500,000	Chillicothe OH Garage Fac LTGO BANS Ser 2009 (Garage Facs)	3.500	08/27/10	500,569
125,000	Prince George’s Co MD COPS Ser 2005 (Equip Acq Prog)	4.000	09/01/10	125,700
200,000	Butler & Sedgwick Co KS USD Sch Impt UTGO Ser 2001 Pre-refunded @ $100	4.450	09/01/10	201,322
100,000	Alabaster AL UTGO Ser 2002 Pre-refunded @ $102	5.000	09/01/10	102,741
150,000	Ocean Co NJ Gen Impt UTGO Ser 2000 Pre-refunded @ $101	5.000	09/01/10	152,641
100,000	Riverton UT Wtr Rev Ser 2000 B Pre-refunded @ $100	5.050	09/01/10	100,754
125,000	NJ St Edl Facs Auth Rev Cap Impt Ser 2000 B Pre-refunded @ $100	5.250	09/01/10	125,977
110,000	Bristol TN Hlth & Ed Facs Rev Ser 1993 (Bristol Mem Hosp) Pre-refunded @ $100	6.750	09/01/10	111,115
600,000	Vantage Career Ctr OH BANS Ser 2010	1.400	09/08/10	600,953
800,000	Union Twp OH Var Purp LTGO BANS Ser 2009	1.250	09/14/10	800,897
100,000	RI St Hlth & Edl Bldg Corp Rev Ser 2000 B (RI Univ) Pre-refunded @ $101	5.700	09/15/10	102,061
150,000	AK Muni Bd Bank Auth GO Ser 2000 C Pre-refunded @ $100	5.750	09/15/10	151,622
500,000	Cuyahoga Heights OH Var Purp LTGO BANS Ser 2009	2.150	09/21/10	500,709
800,000	Jeffersonville IN UTGO BANS Ser 2009	2.000	09/23/10	800,000
250,000	OH ST UTGO Ser 2004 J (Nat Res)	3.000	10/01/10	251,507
150,000	Univ of AK Rev Ser 2008 O	3.375	10/01/10	151,055
100,000	New York NY Cul Res Rev Ser 2008 (Museum Modern Art)	5.000	10/01/10	101,068
100,000	North Branford CT UTGO Ser 2001	5.000	10/01/10	101,128
100,000	Lakeland FL Energy Sys Rev Ser 2000 B Pre-refunded @ $100	5.500	10/01/10	101,264
100,000	Chattanooga TN IDB Lease Rent Rev Ser 2000 Pre-refunded @ $100	5.750	10/01/10	101,284
380,000	SC Jobs Eco Dev Auth Hlth Facs Rev Ser 2000 (Westley Commons)
	Pre-refunded @ $102	8.000	10/01/10	394,672
100,000	Columbus OH Wtr Sys Rev Ser 1999	5.000	11/01/10	101,492
100,000	OH St Higher Ed UTGO Ser 2002 B Pre-refunded @ $100	5.000	11/01/10	101,502
100,000	Memphis TN Gen Impt UTGO Ser 2002 Pre-refunded @ $101	5.250	11/01/10	102,586

Tax-Free Money Market Fund (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue & General Obligation Bonds — 32.3% (Continued)
$100,000	Memphis TN Gen Impt UTGO Ser 2002 Pre-refunded @ $101	5.250	11/01/10	$102,563
300,000	AMP OH Elec Rev BANS Ser 2009 (Hubbard)	2.250	11/10/10	300,270
500,000	AMP OH Elec Rev BANS Ser 2009 (Shelby Comb)	2.250	11/11/10	500,452
1,000,000	Austintown OH LSD Sch Impt BANS Ser 2010	2.500	11/17/10	1,003,420
150,000	New Albany OH Var Purp LTGO Ser 2010 A	2.000	12/01/10	150,784
200,000	Hilliard OH SD LTGO TANS Ser 2008	3.250	12/01/10	202,164
100,000	Monroe GA Gas Util Rev Ser 2001 Pre-refunded @ $102	5.000	12/01/10	103,849
100,000	OH St Wtr Dev Auth PCR Ser 2004 (Water Quality)	5.000	12/01/10	101,862
100,000	Lake OH LSD UTGO Ser 2000 Pre-refunded @ $100	5.350	12/01/10	102,001
445,000	Harrison OH LTGO TANS Ser 2009	1.750	12/09/10	446,262
500,000	Darke Co OH LTGO BANS Ser 2010 (Real Estate)	1.750	12/10/10	501,651
525,000	Tiffin OH Cap Impt LTGO BANS Ser 2010	1.500	12/15/10	526,190
325,000	MA St Spl Oblig Rev Fed Hwy GANS Ser 2003	5.000	12/15/10	330,893
100,000	Plainfield IL UTGO Ser 2000 Pre-refunded @ $100	5.375	12/15/10	102,201
195,000	FL St Brd Ed Lottery Rev Ser 2002 C	5.250	01/01/11	199,456
100,000	Tri-Creek HS Bldg Corp Ser 2003 Pre-refunded @ $100	5.000	01/15/11	102,309
200,000	Franklin OH LTGO BANS Ser 2010	2.200	03/08/11	201,627
550,000	Southwest OH Regl Wtr Dist Wtr Rev BANS Ser 2010	1.750	03/09/11	552,807
300,000	Hamilton Twp OH Var Purp LTGO BANS Ser 2010	2.000	03/16/11	301,886
300,000	Middletown OH CSD Sch Impt BANS Ser 2010	1.750	06/01/11	302,181
	Total Fixed Rate Revenue & General Obligation Bonds			$16,837,835

	Floating & Variable Rate Demand Notes — 69.6%
$1,000,000	IL Fin Auth Rev Ser 2008 (Lake Forest College) (LOC: Northern Trust Co)	0.260	07/01/10	$1,000,000
1,000,000	East Baton Rouge Parish La Pollution Ctl Rev Ser 1993 (Exxon)	0.100	07/01/10	1,000,000
800,000	Cuyahoga Co OH Rev Ser 2004 B3 (Cleveland Clinic) (SPA: Bank of America NA)	0.130	07/01/10	800,000
900,000	Pinellas Co FL Hlth Facs Aut Rev Ser 2009 A1 (Baycare Hlth) (LOC: US Bank NA)	0.130	07/01/10	900,000
1,500,000	Allen Co OH Hosp Facs Rev Ser 2008 B (Catholic Hlthcare)
	(LOC: JPMorgan Chase Bank)	0.140	07/01/10	1,500,000
600,000	Allentown PA Coml & Indl Dev Ser 1999 (Diocese of Allentown)
	(LOC: Wells Fargo Bank NA)	0.150	07/01/10	600,000
600,000	CO Edl & Cultural Facs Auth Rev Ser 2007 C4 (Natl Jewish Fed)
	(LOC: US Bank NA)	0.150	07/01/10	600,000
1,500,000	OH St Wtr Dev Auth PCR Facs Rev Ser 2006 (FirstEnergy Gen Corp A)
	(LOC: Barclays Bank PLC)	0.150	07/01/10	1,500,000
400,000	Orange Co FL Sch Brd COP Ser 2008 E (LOC: Wachovia Bank)	0.150	07/01/10	400,000
340,000	VT Edl & Hlth Bldgs Ser 2008 (Brattleboro Mem Hosp) (LOC: TD Bank NA)	0.150	07/01/10	340,000
740,000	VT Edl & Hlth Bldgs Fin Ag Rev Ser 2007 (North Co Hosp) (LOC: TD Bank NA)	0.150	07/01/10	740,000
1,200,000	West Valley UT IDR Ser 1987 (Johnson Matthey Inc) (LOC: HSBC Bank USA NA)	0.160	07/01/10	1,200,000
1,600,000	OH St Higher Edl Fac Rev Ser 2002 (Case Western)
	(SPA: Landesbank Hessen-Thuringen)	0.170	07/01/10	1,600,000
1,000,000	Jacksonville FL Econ Dev Commn Hlthcare Facs Rev Ser 2005 (Methodist)
	(LOC: TD Bank NA)	0.190	07/01/10	1,000,000
1,195,000	Coconino Co AZ Pollutn Ctl Corp Rev AZ Pub Ser 1998 (AZ Pub Svc Co)
	(LOC: KBC Bank NV)	0.220	07/01/10	1,195,000
800,000	OH St Air Quality Dev Auth Rev Ser 2009 (OH Valley Elec Corp)
	(LOC: Bank of Tokyo-Mitsubishi UFJ)	0.280	07/01/10	800,000
300,000	Duval Co FL HFA MFH Rev Ser 1997 (Sunbeam Rd Apts) (LOC: US Bank NA)	0.290	07/01/10	300,000
1,000,000	MA St Dev Fin Agy Rev Ser 2008 A (Seven Hills Fndtn) (LOC: TD Bank NA)	0.300	07/01/10	1,000,000
1,000,000	CO Edl & Cultural Facs Auth Rev Ser 2006 (Parker & Denver HS)
	(LOC: Bank of America NA)	0.310	07/01/10	1,000,000
1,000,000	IL Fin Auth Rev Ser 2010 (Garrett-Evangelical) (LOC: First Midwest Trust Co)	0.310	07/01/10	1,000,000
1,000,000	Southglenn Met Dist CO Rev Ser 2007 (LOC: BNP Paribas)	0.310	07/01/10	1,000,000

Tax-Free Money Market Fund (Continued)

Principal		Coupon	Maturity	Market
Amount		Rate	Date	Value

	Floating & Variable Rate Demand Notes — 69.6% (Continued)
$1,050,000	Palm Beach Co FL Rev Ser 2003 (Henry Morrison Flagler)
	(LOC: Northern Trust Bank)	0.330	07/01/10	$1,050,000
1,150,000	Dayton KY TIF & Spl Assmt Ser 2008 (Belmont Lake) (LOC: Bank of America NA)	0.340	07/01/10	1,150,000
240,000	Maricopa Co AZ IDA Hsg Rev Ser 2004 A (San Angelin Apts) (LOC: FNMA)	0.390	07/01/10	240,000
400,000	Jacksonville FL Hlth Facs Auth Ser 1997 (River Garden/Coves)
	(LOC: Wells Fargo Bank NA)	0.400	07/01/10	400,000
480,000	Lucas Co OH Hosp Rev Ser 1999 (Sunshine Inc Northwest OH)
	(LOC: PNC Bank NA)	0.400	07/01/10	480,000
1,433,000	Orange Co FL IDA Rev Ser 2005 (Trinity Prep Sch Inc) (LOC: Wells Fargo Bank NA)	0.400	07/01/10	1,433,000
655,000	Summit Co OH IDR Ser 1999 (Comunale Inc) (LOC: National City Bank)	0.400	07/01/10	655,000
100,000	CA Statewide Cmntys IDR Rev Ser 2001 A (American Modular Sys)
	(LOC: Bank of the West)	0.450	07/01/10	100,000
265,000	Hillsborough Co FL IDR Ser 2001 (Mosi-Charter Sch A) (LOC: Bank of America NA)	0.450	07/01/10	265,000
715,000	Indianapolis IN MFH Rev Ser 2004 (Nora Commons) (LOC: FHLB)	0.450	07/01/10	715,000
1,885,000	Lexington-Fayette Co KY Rev IBR Ser 2006 (Eastland Pkwy)
	(LOC: Traditional Bank Inc)	0.460	07/01/10	1,885,000
300,000	Scottsburg IN EDR Ser 2000 (Am Plastic Molding) (LOC: PNC Bank NA)	0.480	07/01/10	300,000
240,000	CA Infra EDB IDR Ser 2000 A (Metrotile Mfg) (LOC: Comerica Bank)	0.510	07/01/10	240,000
500,000	Hailey ID IDC Rev Ser 2006 (Rocky Mountain Hardware)
	(LOC: Wells Fargo Bank NA)	0.520	07/01/10	500,000
700,000	Lexington-Fayette Co KY Govt IBR Ser 2006 (Liberty Ridge)
	(LOC: Traditional Bank Inc)	0.560	07/01/10	700,000
320,000	Lancaster NE IDR Ser 2000 (Garner Inds) (LOC: Wells Fargo Bank NA)	0.620	07/01/10	320,000
1,400,000	St Charles Co MO IDA Rev Ser 2003 A (National Cart) (LOC: US Bank NA)	0.690	07/01/10	1,400,000
980,000	OH St Higher Edl Fac Rev Ser 2008 (Otterbein College)
	(LOC: JPMorgan Chase Bank)	0.900	07/01/10	980,000
520,000	Winston-Salem NC Urban Redev Mtg Rev Ser 1989
	(Summit Sq Garden Apts) (FHA)	0.660	07/06/10	520,000
1,000,000	Broward Co FL HFA MFH Rev Ser 1999 (Reflections Apts) (LOC: FHLMC)	0.250	07/07/10	1,000,000
405,000	Hillsborough Co FL IDR Ser 1996 (Vigo Importing Co) (LOC: Bank of America NA)	0.600	07/07/10	405,000
700,000	IL Fin Auth IDR Ser 2005 A (E Kinast) (LOC: JPMorgan Chase Bank)	0.660	07/07/10	700,000
1,000,000	Chatom AL IDB Gulf Opp Zone Ser 2008 A (Powersouth Energy Coop)
	(SPA: National Rural Utilities Finance)	0.900	11/15/10	1,000,000
400,000	Monroe Co NY IDA Rev Ser 1986 (Natl Dev Council Multi)
	(LOC: HSBC Bank USA NA)	4.000	06/15/11	400,000
	Total Floating & Variable Rate Demand Notes			$36,313,000

	Total Investment Securities — 101.9%
	(Amortized Cost $53,150,835)			$53,150,835

	Liabilities in Excess of Other Assets — (1.9%)			(969,339)

	Net Assets — 100.0%			$52,181,496

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,150,835	$—	$53,150,835

See accompanying notes to portfolios of investments and notes to financial statements.

Notes to Portfolios of Investments

June 30, 2010

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The rates shown in the Portfolio of Investments are the coupon rates in effect at June 30, 2010.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes
CCAO - County Commissioner’s Association of Ohio
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GANS - Grant Anticipation Notes
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDB - Industrial Development Board
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
OASBO - Ohio Association of School Business Officials
PCR - Pollution Control Revenue
PLC - Public Limited Company
SD - School District
SPA - Stand-by Purchase Agreement
TANS - Tax Anticipation Notes
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

Portfolio Composition (Unaudited)

June 30, 2010

As of June 30, 2010, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of June 30, 2010, 31.8% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 15.8% in the State of Florida and 5.5% in the State of Illinois.

The Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2010, there were no concentrations of investments (10% or greater) in any one issuer.

The Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of June 30, 2010, classified by security type, was as follows:

	Ohio Tax-Free	Ohio Tax-Free	Tax-Free
	Bond	Money Market	Money Market
	Fund	Fund	Fund
General Obligations	46.1%	17.0%	17.4%
Prerefunded/Escrowed to Maturity	14.3%	0.1%	7.5%
Variable Rate Demand Notes	2.1%	75.6%	65.4%
Adjustable Rate Put Bonds	—	—	2.6%
Revenue Bonds	37.5%	7.3%	7.1%
Total Investments	100.0%	100.0%	100.0%

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Touchstone Ohio Tax-Free Bond Fund, Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund (the “Funds”), as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Touchstone Tax-Free Trust at June 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
August 25, 2010

Other Items (Unaudited)

Proxy Voting Disclosure

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2010” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Six Months
		June 30,	January 1,	June 30,	Ended June 30,
		2010	2010	2010	2010*
Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,020.60	$4.26
Class A	Hypothetical	0.85%	$1,000.00	$1,020.58	$4.26

Class C	Actual	1.60%	$1,000.00	$1,017.70	$8.00
Class C	Hypothetical	1.60%	$1,000.00	$1,016.86	$8.00

Ohio Tax-Free Money Market Fund
Class A	Actual	0.50%	$1,000.00	$1,000.00	$2.48
Class A	Hypothetical	0.50%	$1,000.00	$1,022.32	$2.51

Institutional Class	Actual	0.49%	$1,000.00	$1,000.05	$2.43
Institutional Class	Hypothetical	0.49%	$1,000.00	$1,022.36	$2.46

Tax-Free Money Market Fund
Class A	Actual	0.64%	$1,000.00	$1,000.00	$3.17
Class A	Hypothetical	0.64%	$1,000.00	$1,021.62	$3.21

Class S	Actual	0.64%	$1,000.00	$1,000.00	$3.17
Class S	Hypothetical	0.64%	$1,000.00	$1,021.62	$3.21

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

Management of the Trust (Unaudited)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

Interested Trustees[1]:
				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held[4]
Jill T. McGruder Touchstone Advisors, Inc 303 Broadway Cincinnati, OH Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company).	45
Director of LaRosa’s (a restaurant chain), Capital Analysts Incorporated (an investment advisor and broker- dealer), IFS Financial Services, Inc. (a holding company), Integrity and National Integrity Life Insurance Co., Touchstone Securities (the Trust’s distributor), Touchstone Advisors (the Trust’s investment advisor and administrator) and W&S Financial Group Distributors (a distribution company).

Independent Trustees:
Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	45
Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994-2008.

H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	Principal of HJL Enterprises (a privately held investment company).	45	None

Management of the Trust (Continued)

Independent Trustees (Continued):
				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held[4]
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2002-2008.	45	None
John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2002	CEO, Chairman and Director of Avaton, Inc. (a wireless entertainment company) until 2006. President of Cincinnati Biomedical (a life science and economic development company) from 2003-2007. Chairman of Integrated Media Technologies (a media company)	45	Director of Q Med (a health care management company) from 2004- 2007
Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2009	Trustee of Episcopal Retirement Homes Foundation	45	Trustee of Gateway Trust (a charitable organization) from 2006- 2008, Trustee of Cincinnati Parks Foundation (a charitable organization).

1
Ms. McGruder, as a director of the Advisor and the Trust’s Distributor, and an officer of affiliates of the Advisor and the Trust’s Distributor, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

3
The Touchstone Fund Complex consists of 3 series of the Trust, 20 series of Touchstone Funds Group Trust, 2 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 5 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

4	Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

Management of the Trust (Continued)

Principal Officers[1]:
				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held[4]
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	President	Until resignation, removal or disqualification President since 2004; President from 2000-2002	See biography above.	45
Brian E. Hirsch Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1956	Vice President	Until resignation, removal or disqualification Vice President since 2003	Senior Vice President of Compliance and Fund Administration of IFS Financial Services, Inc.	45
Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009	President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007- 2008; Executive Vice President of Pioneer Investment Management, Chief Marketing Officer 2002-2007.	45
Joseph Melcher Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1973	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2010	Vice President of Compliance of IFS Financial Services (a holding company); Assistant Vice President of Compliance of IFS Financial Services 2005-2010.	45
Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller since 2000 Treasurer since 2003	Chief Financial Officer and Senior Vice President of IFS Financial Services, Inc.	45
Jay S. Fitton JPMorgan. 303 Broadway Cincinnati, OH Year of Birth: 1970	Secretary	Until resignation, removal or disqualification Secretary since 2006. Assistant Secretary from 2002-2006	Assistant Vice President and Senior Counsel at JPMorgan Chase Bank, N.A.	45

1
Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust.

2
The Touchstone Fund Complex consists of 3 series of the Trust, 20 series of Touchstone Funds Group Trust, 2 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 5 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information. This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

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303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

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Touchstone Investments

Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

Investment Advisor
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

Transfer Agent
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Service
800.543.0407

* A Member of Western & Southern Financial Group

Item 2.  Code of Ethics.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.  Mr. Donald C. Siekmann is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4.  Principal Accountant Fees and Services.

(a)   Audit Fees.  Audit fees totaled approximately $46,725 for the June 30, 2010 fiscal year and approximately $61,080 for the June 30, 2009 fiscal year, including fees associated with the annual audit and filings of Form N-1A and N-SAR.

(b)   Audit-Related Fees.  Audit-Related fees totaled approximately $0 for the June 30, 2010 fiscal year and approximately $6,000 for the June 30, 2009 fiscal year.  The 2009 fees consisted of limited internal control testing in fiscal year 2009 of the registrant’s fund accountant and transfer agent.

(c )  Tax Fees.  Tax fees totaled approximately $20,540 for the June 30, 2010 fiscal year and $17,200 for the June 30, 2009 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d)   All Other Fees.  There were no fees for all other services during the June 30, 2010 or June 30, 2009 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies.  The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee.  The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)  Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisor) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $25,540 for the fiscal year ended June 30, 2010 and $23,200 for the fiscal year ended June 30, 2009.

(h)  Not applicable

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202.  Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Item 11. Controls and Procedures.

(a)  Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant’s June 30, 2004 N-CSR and is hereby incorporated by reference.
(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.
(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Tax-Free Trust

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date:  August 31, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date:  August 31, 2010

/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
Controller & Treasurer

Date:  August 31, 2010